Consolidated Statements of Financial Position - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current
Cash and cash equivalents	R$ 358,434	R$ 423,266
Trade and other receivables, net	1,099,964	803,523
Income tax and social contribution recoverable	6,400	14,143
Other taxes recoverable	97,384	63,955
Prepaid expenses	34,496	32,239
Advances to suppliers	54,844	23,125
Inventories	46,318	34,159
Other accounts receivable	51,856	45,814
Total current assets	1,749,696	1,440,224
Non-current
Trade and other receivables, net	5,970	3,485
Related parties loans	377,020	29,322
Income tax and social contribution recoverable	23,576	1,472
Other taxes recoverable	2,764	857
Deferred taxes	42,033	28,800
Other accounts receivable	30,144	32,876
Property, plant and equipment, net	979,293	787,561
Right of use, net	346,654	88,737
Goodwill	1,803,606	1,537,135
Intangible assets	439,526	358,703
Total Non-current assets	4,050,586	2,868,948
Total assets	5,800,282	4,309,172
Current
Loans and financing	198,906	71,353
Interest payable loans and financing	13,199	13,016
Debentures	63,659	26,123
Interest payable debentures	20,413	53,554
Trade and other payables	218,219	184,618
Labor obligations	107,656	82,768
Related parties dividends payable	29,962	57,364
Income tax and social contribution payable	10,734	21,684
Other tax payable	56,051	51,459
Related parties loans	51,692
Obligations from acquisition of investment	95,413	183,825
Lease liabilities	32,220	22,620
Lease liabilities – fleet	32,137
Other bills to pay	48,222	34,638
Total Current Liabilities	978,483	803,022
Non-current
Loans and financing	778,039	617,533
Debentures	379,823	466,073
Other taxes payable	7,797	8,638
Related parties loans	1,299,405	620,842
Deferred income tax and social contribution	241,198	187,784
Obligations from acquisition of investment	13,762	168,926
Provision for contingencies	418	393
Lease liabilities	54,672	34,860
Lease liabilities – fleet	185,068
Warrant and Earn-out	35,448	30,753
Other bills to pay	9,672	13,551
Total Non Current Liabilities	3,005,302	2,149,353
Equity
Capital	1,443,108	1,443,108
Capital transactions	(103,941)	(99,516)
Accumulated translation adjustment	193,436	(208,056)
Retained earnings	(83,033)	(62,477)
Equity attributable to owners of the group	1,449,570	1,073,059
Non-controlling interest	366,927	283,738
Equity	1,816,497	1,356,797
Total shareholders’ equity and liabilities	R$ 5,800,282	R$ 4,309,172